Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 28,954	$ 21,276	$ 30,502
Research and development	23,678	20,750	32,392
General and administrative	52,949	42,584	46,803
Total operating expenses	105,581	84,610	109,697
Other (loss) income	(1,369)	12,888	(7,058)
Interest income	2,029	919	2,190
Interest expenses	(10,185)	(12,439)	(2,041)
Realized gain on short-term investments	(100)	552	(98,112)
Net loss	(110,503)	(185,352)	(221,657)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	9,585	(10,994)	(7,777)
Net unrealized gain (loss) on available-for-sale investments, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	3,891	(18,518)	40,695
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	(3,243)	(729)	(3,568)
Other comprehensive income (loss)	10,233	(30,241)	29,350
Comprehensive loss attributable to Renren Inc.	(100,194)	(215,593)	(190,778)
Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	598	770	243
Research and development	1,092	1,363	780
General and administrative	33,519	25,477	28,811
Total operating expenses	35,209	27,610	29,834
Other (loss) income	1,385	307	(528)
Interest income	223	127	270
Interest expenses	(6,391)	(5,728)	(985)
Realized gain on short-term investments	0	0	4,102
(Loss) earnings in equity method investments	9,743	(3,968)	(3,516)
(Loss) gain on disposal of equity method investments	58,335	0	(534)
(Loss) gain on disposal of cost method investments	37,311	0	0
Equity in loss of subsidiaries and variable interest entities	(175,824)	(148,480)	(189,103)
Net loss	(110,427)	(185,352)	(220,128)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	9,585	(10,994)	(7,777)
Net unrealized gain (loss) on available-for-sale investments, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	3,891	(18,518)	40,695
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	(3,243)	(729)	(3,568)
Other comprehensive income (loss)	10,233	(30,241)	29,350
Comprehensive loss attributable to Renren Inc.	$ (100,194)	$ (215,593)	$ (190,778)